Statutory Tax Rates for Mining and Non-mining Income (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mining Income [Member]
Income Taxes [Line Items]
Mining statutory rate	34.00%	34.00%	43.00%
Non-mining Income [Member]
Income Taxes [Line Items]
Mining statutory rate	28.00%	28.00%	35.00%
Non-mining Companies [Member]
Income Taxes [Line Items]
Mining statutory rate	28.00%	28.00%	28.00%